Fair Value of Financial Instruments and Interest Rate Risk (Tables)	12 Months Ended
Sep. 30, 2014
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following table presents the fair value measurements of assets and liabilities recognized in the accompanying consolidated balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at September 30 (in thousands):

	Fair Value	Level 1	Level 2	Level 3
As of September 30, 2014
U.S. Treasury securities	$222,725	$222,725	$—	$—
Mortgage-backed securities	1,103,415	—	1,103,415	—
States and political subdivision securities	2,189	—	160	2,029
Corporate debt securities	11,873	—	11,873	—
Other	1,040	—	1,040	—

Securities available for sale	$1,341,242	$222,725	$1,116,488	$2,029

Derivatives-assets	$19	$—	$19	$—
Derivatives-liabilities	13,092	—	13,092	—
Fair value loans and written loan commitments	985,411	—	985,411	—

	Fair Value	Level 1	Level 2	Level 3
As of September 30, 2013
U.S. Treasury securities	$—	$—	$—	$—
Mortgage-backed securities	1,459,444	—	1,459,444	—
States and political subdivision securities	3,532	—	1,289	2,243
Corporate debt securities	12,013	—	12,013	—
Other	5,460	—	5,460	—

Securities available for sale	$1,480,449	$—	$1,478,206	$2,243

Derivatives-assets	$375	$—	$375	$—
Derivatives-liabilities	1,526	—	1,526	—
Fair value loans and written loan commitments	841,862	—	841,862	—

Schedule of Available-for-sale Securities Reconciliation

The following table presents the changes in Level 3 financial instruments for the years ended September 30, 2014 and 2013 (in thousands):

Other Securities Available for Sale
Balance at September 30, 2012	$3,852
Principal paydown	(1,609)

Balance at September 30, 2013	$2,243
Principal paydown	(214)

Balance at September 30, 2014	$2,029

Fair Value Measurements, Nonrecurring

The following tables present the fair value measurement of assets and liabilities measured at fair value on a nonrecurring basis and the level within the fair value hierarchy in which the fair value measurements fall at September 30, 2014 and 2013 (in thousands):

	Fair Value	Level 1	Level 2	Level 3
As of September 30, 2014
Other real estate owned	$36,879	$—	$—	$36,879
Impaired loans	111,265	—	—	111,265
Loans held for sale, at lower of cost or fair value	10,381	—	10,381	—

As of September 30, 2013
Other real estate owned	$40,723	$—	$—	$40,723
Impaired loans	154,512	—	—	154,512
Loans held for sale, at lower of cost or fair value	8,271	—	8,271	—

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques

The valuation techniques and significant unobservable inputs used to measure Level 3 fair value measurements at September 30, 2014 were as follows:

Financial Instrument	Fair Value of Assets / (Liabilities) at September 30, 2014	Valuation Technique(s)	Unobservable Input	Range	Weighted Average
Other real estate owned	$36,879	Appraisal value	Property specific adjustment	N/A	N/A
Impaired loans	$111,265	Appraisal value	Property specific adjustment	N/A	N/A

Fair value, by balance sheet grouping

Fair values for balance sheet instruments as of September 30, 2014 and 2013, are as follows (in thousands):

		2014		2013
	Level in Fair Value Hierarchy	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets
Cash and due from banks	Level 1	$256,639	$256,639	$282,157	$282,157
Loans, net excluding fair valued loans and loans held for sale	Level 3	5,744,157	5,734,274	5,456,676	5,420,963
Accrued interest receivable	Level 2	42,609	42,609	41,065	41,065
Federal Home Loan Bank stock	Level 2	35,922	35,922	28,765	28,765

Liabilities
Deposits	Level 3	$7,052,180	$7,057,591	$6,948,208	$6,959,936
FHLB advances, related party notes payable, and other borrowings	Level 2	616,389	604,615	431,902	421,593
Securities sold under repurchase agreements	Level 2	161,687	161,687	217,562	217,562
Accrued interest payable	Level 2	5,273	5,273	6,790	6,790
Subordinated debentures	Level 2	56,083	56,084	56,083	56,084